Directors and Key Management compensation (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
Short-term employee benefits	2.0	2.1	1.3	—	1.9
Contributions to money purchase pension plans	—	—	—	—	0.2
Share-based payment	1.4	0.9	0.1	—	2.2
Long-term incentive scheme	—	—	—	—	17.4
Compensation for loss of office	0.4	—	—	—	—
Non-Executive Director fees	0.3	0.2	0.1	0.2	—
Total Directors’ and executive officers' compensation	4.1	3.2	1.5	0.2	21.7

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
Retirement benefits are accruing to the following number of directors under:
Money purchase schemes	2	1	1	—	4